Preferred Stock (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Preferred Stock Shares Additional Information [Line Items]
Preferred Stock Shares Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock Shares Issued	0	0	0
Dividends, Preferred Stock	$ 0	$ 0
Preferred Stock Shares Outstanding	0	0	0